TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective tax rate	23.00%	23.00%	23.00%
Effective income tax rate reconciliation, at federal statutory income tax rate	21.00%	21.00%	21.00%
Unrecognized tax benefits
Israel [Member]
Net operating loss carry forward	64,109
Capital loss carryforwards	4,090
USA [Member]
Net operating loss carry forward	$ 3,750